Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GEORGE PUTNAM FUND OF BOSTON
Prospectus Date	rr_ProspectusDate	Nov. 30, 2013
Supplement [Text Block]	gpfob_SupplementTextBlock

Prospectus Supplement	June 10, 2014

George Putnam Balanced Fund Prospectus dated November 30, 2013

The primary benchmark for the equity portion of the fund’s portfolio is changed to the S&P 500 Index, an unmanaged index of large U.S. company stocks. The S&P 500 Index is more representative than the Russell 1000 Value Index of the large company stocks in which the fund invests. The composition of the fund’s secondary benchmark, the George Putnam Blended Index, is changed so that 60% of the index is represented by the S&P 500 Index and 40% is represented by the Barclay’s U.S. Aggregate Bond Index.

The sub-section Investments in the section Fund summary — Investments, risks, and performance is deleted in its entirety and replaced with the following:

We invest mainly in a combination of bonds and common stocks (growth or value stocks or both) of large U.S. companies, with a greater focus on common stocks. For example, we may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We may also consider other factors that we believe will cause the stock price to rise. We buy bonds of governments and private companies that are mostly investment-grade in quality with intermediate- to long-term maturities (three years or longer). We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments, and, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed income investments. We may also use derivatives, such as futures, options, warrants and swap contracts, for both hedging and non-hedging purposes.

The second paragraph in the sub-section Risks in the section Fund summary — Investments, risks, and performance is deleted in its entirety and replaced with the following:

The value of stocks and bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. The value of bond investments is also affected by changing market perceptions of the risk of default. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. The risks associated with bond investments include interest rate risk, which means the value of the fund’s investments is likely to fall if interest rates rise. Bond investments are also subject to credit risk, which is the risk that the issuer of the bond may default on payment of interest or principal. Interest rate risk is generally greater for longer term bonds. Our use of derivatives may increase these risks by increasing investment exposure or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.
GEORGE PUTNAM FUND OF BOSTON
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gpfob_SupplementTextBlock

Prospectus Supplement	June 10, 2014

George Putnam Balanced Fund Prospectus dated November 30, 2013

The primary benchmark for the equity portion of the fund’s portfolio is changed to the S&P 500 Index, an unmanaged index of large U.S. company stocks. The S&P 500 Index is more representative than the Russell 1000 Value Index of the large company stocks in which the fund invests. The composition of the fund’s secondary benchmark, the George Putnam Blended Index, is changed so that 60% of the index is represented by the S&P 500 Index and 40% is represented by the Barclay’s U.S. Aggregate Bond Index.

The sub-section Investments in the section Fund summary — Investments, risks, and performance is deleted in its entirety and replaced with the following:

We invest mainly in a combination of bonds and common stocks (growth or value stocks or both) of large U.S. companies, with a greater focus on common stocks. For example, we may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We may also consider other factors that we believe will cause the stock price to rise. We buy bonds of governments and private companies that are mostly investment-grade in quality with intermediate- to long-term maturities (three years or longer). We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments, and, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed income investments. We may also use derivatives, such as futures, options, warrants and swap contracts, for both hedging and non-hedging purposes.

The second paragraph in the sub-section Risks in the section Fund summary — Investments, risks, and performance is deleted in its entirety and replaced with the following:

The value of stocks and bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. The value of bond investments is also affected by changing market perceptions of the risk of default. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. The risks associated with bond investments include interest rate risk, which means the value of the fund’s investments is likely to fall if interest rates rise. Bond investments are also subject to credit risk, which is the risk that the issuer of the bond may default on payment of interest or principal. Interest rate risk is generally greater for longer term bonds. Our use of derivatives may increase these risks by increasing investment exposure or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.